Note 16 - Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
	Number of Options Shares	Weighted Average Exercise Price	Weighted Average Remaining Contract Life	Aggregate Intrinsic Value

Outstanding Options, January 1, 2014	247,157,450	$0.1482
Granted	19,840,000	$0.0706
Exercised	(796,900)	$0.0549
Forfeited or expired	(37,533,950)	$0.1921

Outstanding Options, December 31, 2014	228,666,600	$0.1345	2.88	$48,000

Vested and Expected to Vest Options at December 31, 2014	226,113,220	$0.1352	2.84	$48,000

Exercisable Options at December 31, 2014	193,508,900	$0.1452	2.26	$48,000

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
			Options Outstanding			Options Exercisable
Range of Exercise Prices			Number Outstanding	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number Exercisable and Vested	Weighted Average Exercise Price

$0.0460	-	$0.0612	35,580,950	2.73	$0.0491	32,393,000	$0.0479
$0.0620	-	$0.0940	45,194,650	6.08	$0.0718	19,464,100	$0.0759
$0.0948	-	$0.1594	43,649,800	3.84	$0.1178	38,021,800	$0.1194
$0.1636	-	$0.1774	34,053,100	1.65	$0.1664	33,441,900	$0.1664
$0.2036	-	$0.3432	70,188,100	0.89	$0.2132	70,188,100	$0.2132

	Balance, December 31, 2014		228,666,600	2.88	$0.1345	193,508,900	$0.1452

Schedule of Share-based Payment Award, Employee Stock Purchase Plan, Valuation Assumptions [Table Text Block]
	Stock Options									Employee Stock Purchase Plan
	Years Ended December 31									Years Ended December 31
	2014			2013			2012			2014			2013			2012

Risk-free interest rate	1.49%	-	1.76%	0.68%	-	1.75%	0.59%	-	1.04%	0.02%	-	0.05%	0.04%	-	0.06%	0.06%	-	0.10%
Expected life (Years)		5			5			5		0.25	-	0.26	0.25	-	0.26	0.25	-	0.26
Volatility	34%	-	37%	40%	-	48%	48%	-	50%	30%	-	45%	24%	-	40%	27%	-	45%
Dividend		-			-			-			-			-			-

Schedule of Nonvested Restricted Stock Units Activity [Table Text Block]
	Number of Outstanding Awards	Weighted Average Grant-Date Fair Value

Nonvested at January 1, 2014	36,215,100	$0.0824
Granted	29,222,650	$0.0691
Vested	(12,903,400)	$0.0921
Forfeited and expired	(5,710,500)	$0.0705

Nonvested at December 31, 2014	46,823,850	$0.0710

Employee Stock Ownership Plan (ESOP) Disclosures [Table Text Block]
Outstanding stock options	228,666,600
Outstanding RSUs	46,823,850
Shares reserved for future stock option grants	54,697,550
Shares reserved for Employee Stock Purchase Plan	10,335,100
Shares reserved for Awards	55,569,900

396,093,000